SHORT TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Short Term And Long-Term Debt	SHORT TERM AND LONG-TERM DEBT

(in thousands of $)	June 30,	December 31,
	2021	2020
U.S. dollar denominated floating rate debt
$250 Million Term Loan Facility	226,563	232,813
$50 million term loan under $100 Million Facility	45,396	46,711
Flex Rainbow Sale and Leaseback	135,844	139,781
$629 million term loan facility	627,383	513,200
Flex Amber Sale and Leaseback	152,050	156,400
$100 million term loan under $125 Million Facility	98,438	—
Total U.S. dollar floating rate debt	1,285,674	1,088,905

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	277,647	283,643
Total U.S. dollar denominated fixed rate debt	277,647	283,643

U.S. dollar denominated revolving credit facilities
$50 million revolving tranche under $100 Million Facility	65,396	46,711
$25 million revolving tranche under $125 Million Facility	25,000	—
Total U.S. dollar denominated revolving credit facilities	90,396	46,711

Total debt	1,653,717	1,419,259

Less
Current portion of debt	(82,522)	(68,340)
Long-term portion of debt issuance costs	(15,847)	(13,906)
Long-term debt	1,555,348	1,337,013
Flex Rainbow Sale and Leaseback

In July 2018, the Company, through its wholly-owned subsidiary, Flex LNG Rainbow Ltd., which owned Flex Rainbow, entered into a sale and leaseback transaction (the "Flex Rainbow Sale and Leaseback"), for the vessel with a Hong Kong-based lessor for a lease period of 10 years. The gross sales price under the lease was $210 million, of which $52.5 million represented advance hire for the 10 years lease period. The agreement includes fixed price purchase options, whereby we have the option to re-purchase the vessel on or after the second anniversary of the agreement, and on each anniversary thereafter, until the end of the lease period. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.50% per annum calculated on the outstanding under the lease. The facility includes a covenant that requires us to provide additional security, by way of a deposit, as necessary to maintain the fair market value of the vessel at not less than a specified percentage of the principal amount outstanding under the lease. As of June 30, 2021, the net outstanding balance under the lease was $135.0 million (December 31, 2020: $138.8 million).
$250 Million Term Loan Facility

In April 2019, the Company, through two of its vessel owning subsidiaries, entered into a $250 million secured term loan facility (the "$250 Million Term Loan Facility") with a syndicate of banks for the part financing of the newbuildings Flex Constellation and Flex Courageous. The first $125 million tranche was drawn in June 2019 upon delivery of Flex Constellation, and the remaining $125 million tranche was drawn in August 2019 upon delivery of Flex Courageous. The facility has a term of five years from delivery of the last vessel, Flex Courageous, and bears interest at LIBOR plus a margin of 2.35% per annum. The facility contains a minimum value clause, and financial covenants that require the Company, on a consolidated basis, to maintain: a book equity ratio of minimum 0.25 to 1; a positive working capital; and minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of $25 million and an amount equal to 5% of our total interest bearing debt net of any cash and cash equivalents. As of June 30, 2021, the net outstanding balance under the facility was $225.1 million (December 31, 2020: $230.9 million).

$100 Million Facility

In July 2019, the Company, through one of its vessel owning subsidiaries, entered into a $100 million term loan and revolving credit facility (the "$100 Million Facility") with a syndicate of banks to refinance the vessel Flex Ranger. The new facility is divided into a $50 million term loan and a $50 million revolving credit facility. The facility has a term of five years and bears interest of LIBOR plus a margin of 2.25% per annum. The facility contains a minimum value clause, and financial covenants that require the Company, on a consolidated basis, to maintain: a book equity ratio of minimum 0.25 to 1; a positive working capital; and minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of $25 million and an amount equal to 5% of our total interest bearing debt net of any cash and cash equivalents. As of June 30, 2021, the net outstanding balance under the facility was $110.7 million (December 31, 2020: $93.3 million).

In March 2021, the Company signed an addendum to the $100 Million Facility, whereby the revolving tranche under the facility was increased by $20 million. The $20 million increase is non-amortizing and bears interest at LIBOR plus a margin of 2.25% per annum for any drawn amounts.

As of June 30, 2021, the total available commitment under the revolving tranche of the $100 Million Facility of $65.4 million was fully drawn. This is split as $45.4 million and $20.0 million between the amortizing and non-amortizing portions, respectively.

Hyundai Glovis Sale and Charterback

In April 2019, the Company, through two of its vessel owning subsidiaries, entered into sale and time charter agreements with Hyundai Glovis Co. Ltd. ("Hyundai Glovis") for the vessels Flex Endeavour and Flex Enterprise (the "Hyundai Glovis Sale and Charterback"). The transactions were executed at the end of July 2019, whereby the vessels were sold for a gross consideration of $210 million per vessel, with a net consideration of $150 million per vessel adjusted for a non-amortizing and non-interest bearing seller's credit of $60 million per vessel. The vessels have been chartered back on a time-charter basis to the vessel owning subsidiaries for a period of 10 years. The agreements include fixed price purchase options, whereby the Company will have annual options to acquire the vessels during the term of the time-charters. The first option is exercisable on the third anniversary of closing of the transactions and the last option at expiry of the 10 years charter periods. At the end of the 10 years charter periods, Hyundai Glovis will have the right to sell the vessels back to the Company for a net consideration of $75 million per vessel, net of the $60 million seller's credit per vessel. As of June 30, 2021, the total net outstanding balance under the leases was $275.5 million (December 31, 2020: $281.3 million).

$629 Million Term Loan Facility

In February 2020, the Company, through five of its vessel owning subsidiaries, entered into a $629 million term loan facility (the "$629 Million Term Loan Facility"), with a syndicate of banks and the Export-Import Bank of Korea ("KEXIM") for five newbuildings scheduled for delivery during 2020. The facility is divided into a commercial bank loan of $250 million (the "Commercial Loan"); a KEXIM guaranteed loan, funded by commercial banks, of $189.1 million (the "KEXIM Guaranteed Loan"); and a KEXIM direct loan of $189.9 million (the "KEXIM Direct Loan").

The amount available for drawdown upon delivery of each vessel is limited to the lower of (i) 65% of the fair market value of the relevant vessel and (ii) $125.8 million. The facility includes an accordion option of up to $10 million per vessel subject acceptable long-term employment, which was utilized to increase the Commercial loan on the Flex Artemis by $10 million in July 2020.
The Commercial Loan bears interest at LIBOR plus a margin of 2.35% per annum and has a final maturity date being the earlier of (i) 5 years from delivery of the final vessel or (ii) November 30, 2025. The KEXIM Guaranteed Loan bears interest at LIBOR plus a margin of 1.20% per annum and the KEXIM Direct Loan at LIBOR plus a margin of 2.25% per annum. The KEXIM Guaranteed Loan has a term of 6 years from delivery of each vessel and the KEXIM Direct Loan a term of 12 years from delivery of each vessel, provided however that these loans will mature at the same time as the Commercial Loan if the Commercial Loan has not been refinanced at terms acceptable to the lenders.

The facility includes a minimum value clause, and financial covenants that will require the Company, on a consolidated basis, to maintain: a book equity ratio of minimum 0.25 to 1; a positive working capital; and minimum liquidity, including undrawn credit lines with a remaining term of at least 6 months, being the higher of $25 million and an amount equal to 5% of total interest bearing debt, net of any cash and cash equivalents.

In July 2020, the Company drew down $125.8 million in connection with the delivery of our seventh vessel, Flex Aurora.

In August 2020, the Company drew down $135.8 million in connection with the delivery of our eighth vessel, Flex Artemis and utilized the option under the facility to replace the newbuilding Flex Amber with the sister vessel Flex Vigilant, scheduled for delivery in the second quarter of 2021.

In September 2020, the Company drew down $125.8 million in connection with the delivery of our ninth vessel, Flex Resolute.

In December 2020, the Company drew down $125.8 million in connection with the delivery of our eleventh vessel, Flex Freedom, which was delivered January 1, 2021. The final payment was deposited and pre-positioned into escrow accounts in December 2020, and recognized under vessel purchase prepayments until final payment upon delivery of the vessel.

In May 2021, the Company drew down $123.3 million in connection with the delivery of our thirteenth vessel, Flex Vigilant.

As of June 30, 2021, the net outstanding balance under the facility was $614.6 million (December 31, 2020: $502.8 million).

Flex Amber Sale and Leaseback

In June 2020, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback transaction (the "Flex Amber Sale and Leaseback") with an Asian based leasing house for the newbuilding Flex Amber, which is scheduled for delivery in 2020. Under the terms of the transaction, the vessel will be sold for a gross consideration of $206.5 million, with a net consideration of $156.4 million adjusted for an advance hire of $50.1 million. The vessel will be chartered back on a bareboat basis for a period of 10 years. The agreement includes fixed price purchase options, whereby the Company has options to re-purchase the vessel at or after the first anniversary of the agreement, and on each anniversary thereafter. At the end of the lease period, the Company has an obligation to purchase the vessel for $69.5 million. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.20% per annum calculated on the principal outstanding under the lease. The agreement includes financial covenants that require the Company, on a consolidated basis, to maintain: a book equity ratio of minimum 0.25 to 1; a positive working capital; and minimum liquidity, including undrawn credit lines with a remaining term of at least 6 months, of $25 million. As of June 30, 2021, the net outstanding balance under the lease was $150.2 million (December 31, 2020: $154.4 million).

$125 Million Facility

In June 2020, the Company, through one of its vessel owning subsidiaries, entered into a $125 million term loan and revolving credit facility (the "$125 Million Facility") with a syndicate of banks for the financing of the newbuilding, Flex Volunteer, which is scheduled for delivery in the first quarter 2021. The facility is divided into a $100 million term loan and a $25 million revolving credit facility. The facility bears interest at LIBOR plus a margin of 2.85% per annum and has a term of five years with an overall repayment profile of 20 years. The amount available for drawdown upon delivery of the vessel will be limited to the lower of (i) 65% of the fair market value the vessel and (ii) $125 million. The facility includes a minimum value clause, and financial covenants that require the Company, on a consolidated basis, to maintain: a book equity ratio of minimum 0.25 to 1; a positive working capital; and minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of $25 million and an amount equal to 5% of our total interest bearing debt, net of any cash and cash equivalents.
In January 2021, the Company drew down $100 million under the term loan tranche of the $125 Million Facility upon delivery of our twelfth newbuilding LNG carrier, Flex Volunteer. The $25 million revolving tranche under the $125 Million Facility was not drawn upon delivery of the vessel.

As of June 30, 2021, the net outstanding balance under the facility was $122.0 million (December 31, 2020: $0.0 million), including the total available commitment under the revolving tranche of $25.0 million, which was fully drawn.